N-2 - $ / shares	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025
Cover [Abstract]
Entity Central Index Key		0001976685
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-CSR
Entity Registrant Name		Institutional Investment Strategy Fund
Founder Class
General Description of Registrant [Abstract]
NAV Per Share	$ 10.82
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	726,186
Investor Class
General Description of Registrant [Abstract]
NAV Per Share	$ 10.8
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	1,065